CONTRACT LIABILITES	12 Months Ended
Dec. 31, 2018
CONTRACT LIABILITIES [abstract]
Disclosure of contract liabilities

22           CONTRACT LIABILITIES

	2017	2018
	RMB’000	RMB’000

Contract liabilities – advances received from customers	-	198,251
Contract liabilities – frequent traveller program	-	5,380
	-	203,631